Property and Equipment - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 99,539	$ 97,555
Less: Accumulated depreciation	(62,416)	(56,425)
Property and equipment, net	37,123	41,130
Satellites and other equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 70,815	68,184
Satellites and other equipment | Minimum
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	3 years
Satellites and other equipment | Maximum
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	5 years
Satellites under construction
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 16,653	17,506
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 7,743	7,624
Leasehold improvements | Minimum
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	5 years
Leasehold improvements | Maximum
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	10 years
Other property and equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 4,328	$ 4,241
Other property and equipment | Minimum
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	3 years
Other property and equipment | Maximum
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	10 years